CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Operating activities:
Net income (loss)	$ 8,121	$ (72,754)	$ 201
Loss from discontinued operations, net			(2,647)
Net income (loss) from continuing operations	8,121	(72,754)	2,848
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,719	16,591	25,977
Impairment of intangible assets and goodwill		85,667
Restructuring costs related to impairment of property and equipment	462		254
Share-based compensation expense	2,718	2,112	6,844
Foreign currency translation	3	83	980
Accretion of payment obligation related to acquisition		43	320
Accrued interest, net	1,005	475	406
Deferred taxes, net	335	(8,877)	(3,268)
Accrued severance pay, net	(783)	801	214
Change in payment obligation related to acquisitions			983
Fair value revaluation - convertible debt	(1,585)	3,785	1,350
Loss from sale of property and equipment			149
Net changes in operating assets and liabilities:
Accounts receivable, net	7,423	8,888	(5,333)
Prepaid expenses and other current assets	9,451	(3,241)	8,613
Accounts payable	(1,066)	1,106	(1,702)
Accrued expenses and other liabilities	(1,524)	1,429	(2,486)
Deferred revenues	(1,478)	(95)	(2,365)
Net cash provided by continuing operating activities	32,801	36,013	33,784
Net cash used in discontinued operating activities			(3,329)
Net cash provided by operating activities	32,801	36,013	30,455
Investing activities:
Purchases of property and equipment	(2,038)	(1,606)	(1,504)
Proceeds from sale of property and equipment	59	10	151
Capitalization of development costs	(1,756)	(5,756)	(4,591)
Short-term deposits, net	1,913	2,501	34,028
Net cash provided by (used in) investing activities	(1,822)	(4,851)	28,084
Financing activities:
Exercise of share options and restricted share units		1	2
Payments made in connection with acquisition	(3,333)	(2,551)	(29,537)
Proceeds from short-term loans			40,000
Proceeds from long-term loans	25,000	5,000
Repayment of short-term loans		(7,000)	(46,000)
Repayment of convertible debt	(8,167)	(7,901)	(7,620)
Repayment of long-term loans	(36,509)	(11,389)	(9,452)
Net cash used in continuing financing activities	(23,009)	(23,840)	(52,607)
Effect of exchange rate changes on cash and cash equivalents	78	287	(136)
Net increase in cash and cash equivalents and restricted cash	8,048	7,609	9,125
Decrease in cash and cash equivalents and restricted cash- discontinued activities			(3,329)
Cash and cash equivalents and restricted cash at beginning of year	32,755	25,146	19,350	$ 19,350
Cash and cash equivalents and restricted cash at end of year	40,803	32,755	25,146	32,755
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	39,109	31,567	23,962	31,567
Restricted cash included in Long-term interest-bearing bank deposits	1,694	1,188	1,184	$ 1,188
Cash paid during the year for:
Income taxes	1,256	2,702	3,976
Interest	3,567	4,619	5,678
Non-cash investing and financing activities:
Issuance of shares in connection with acquisitions			673
Issuance of shares in private placement			2
Share-based compensation capitalized as part of capitalization of software development costs		31	14
Purchase of property and equipment on credit	$ 1		$ 322